Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Reconciliation of Changes in Provisions
The movements in the provision for impairment of receivables were as follows:

	December 31,
	2016	2017	2018
	(in thousands)
At January 1,	$588	$628	$810
Charge for the year	40	182	1,782
At year end	$628	$810	$2,592

	Post- employment benefits	Other provisions	Total	Current	Non current
	(in thousands)
At January 1, 2016	$728	$985	$1,713	$317	$1,396
Arising (released) during the year	(29)	75	46	—	—
Released (used) during the year	(11)	(269)	(280)	—	—
Released (unused) during the year	—	(127)	(127)	—	—
At December 31, 2016	688	664	1,352	46	1,306
Arising (released) during the year	216	443	659	—	—
Released (used) during the year	—	(50)	(50)	—	—
Released (unused) during the year	—	(397)	(397)	—	—
At December 31, 2017	904	660	1,564	32	1,532
Arising (released) during the year	86	590	676	—	—
Released (used) during the year	—	(32)	(32)	—	—
Released (unused) during the year	—	(167)	(167)	—	—
At December 31, 2018	$990	$1,051	$2,041	$352	$1,689

Schedule of Main Assumptions Used
The main assumptions used in the calculation are the following:

	2016	2017	2018
Discount rate	1.31%	1.30%	1.57%
Salary increase	Between 1.5% and 3.5%	Between 1.5% and 3.5%	Between 1.5% and 3.5%
Retirement age	60-62 years	60-62 years	60-62 years
Turnover: depending on the seniority	4.35%, nil as from 64 year old	4.35%, nil as from 64 year old	4.35%, nil as from 64 year old